Employee Benefit Plans (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 4,746,000	$ 6,243,000	$ 18,430,000	$ 18,764,000
Interest cost	7,289,000	6,949,000	21,864,000	20,864,000
Expected return on plan assets	3,870,000	4,100,000	11,610,000	12,302,000
Amortization of unrealized losses	7,715,000	8,660,000	23,141,000	25,995,000
Defined Benefit Plan Recognized Net Gain Loss Due To Settlements	(29,000)	0	(88,000)	0
Net periodic benefit costs	$ 15,851,000	$ 17,752,000	$ 51,737,000	$ 53,321,000